Share-based Compensation - Schedule of Valuation Assumptions (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Shareholder Return
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Risk-free interest rate (%)			0.00%	3.20%	0.70%
Expected volatility (%)			0.00%	27.70%	31.50%
Expected term (years)			0 years	3 years	3 years
Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Risk-free interest rate (%)			3.70%
Expected volatility (%)			33.70%
Expected term (years)	2 years 3 months 29 days	29 days	2 years 4 months 24 days